Equity (Details) - Schedule of exercised an over-allotment option	12 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Schedule of exercised an over-allotment option [Abstract]
Number Outstanding, Options Outstanding beginning balance | shares
Weighted Average Exercise Price,Options Outstanding beginning balance | $ / shares
Contractual Life in Days, Options Outstanding beginning balance
Intrinsic Value, Options Outstanding beginning balance | $
Number Outstanding, Options Exercisable beginning balance | shares
Weighted Average Exercise Price, Options Exercisable beginning balance | $ / shares
Contractual Life in Days, Options Exercisable beginning balance
Intrinsic Value, Options Exercisable beginning balance | $
Number Outstanding, Options granted | shares	420,000
Weighted Average Exercise Price, Options granted | $ / shares	$ 4
Contractual Life in Days, Options granted	45 days
Intrinsic Value, Options granted | $
Number Outstanding, Options exercises | shares	(238,500)
Weighted Average Exercise Price, Options exercises | $ / shares	$ 4
Contractual Life in Days, Options exercises	45 days
Intrinsic Value, Options exercises | $
Number Outstanding, Options expired | shares	(181,500)
Weighted Average Exercise Price, Options expired | $ / shares	$ 4
Contractual Life in Days, Options expired	45 days
Intrinsic Value, Options expired | $
Number Outstanding, Options Outstanding ending balance | shares
Weighted Average Exercise Price, Options Outstanding ending balance | $ / shares
Contractual Life in Days, Options Outstanding ending balance
Intrinsic Value, Options Outstanding ending balance | $
Number Outstanding, Options Exercisable ending balance | shares
Weighted Average Exercise Price, Options Exercisable ending balance | $ / shares
Contractual Life in Days, Options Exercisable ending balance
Intrinsic Value, Options Exercisable ending balance | $